Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases [Text Block]	Leases

The lease balances and disclosures below have been recast to exclude balances from the Energy Services and Infrastructure Services Disposal Groups, which are now reflected as discontinued operations and held for sale. See Note 4 for further information.

The Registrants adopted ASC 842, Leases, and all related amendments on January 1, 2019 using the modified retrospective transition method and elected not to recast comparative periods in the year of adoption as permitted by the standard. There was no adjustment to retained earnings as a result of transition. As a result, disclosures for periods prior to adoption will be presented in accordance with accounting standards in effect for those periods. The Registrants also elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed them to carry forward the historical lease classification. Additionally, the Registrants elected the practical expedient related to land easements, which allows the carry forward of the accounting treatment for land easements on existing agreements. The total ROU assets obtained in exchange for new operating lease liabilities upon adoption were $22 million, $1 million and $19 million for CenterPoint Energy, Houston Electric and CERC, respectively. The Merger was completed on February 1, 2019, and as such, the amounts recorded upon adoption are exclusive of Vectren’s leases.

An arrangement is determined to be a lease at inception based on whether the Registrant has the right to control the use of an identified asset. ROU assets represent the Registrants’ right to use the underlying asset for the lease term and lease liabilities represent the Registrants’ obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term, including payments at commencement that depend on an index or rate. Most leases in which the Registrants are the lessee do not have a readily determinable implicit rate, so an incremental borrowing rate, based on the information available at the lease commencement date, is utilized to determine the present value of lease payments. When a secured borrowing rate is not readily available, unsecured borrowing rates are adjusted for the effects of collateral to determine the incremental borrowing rate. Each Registrant uses the implicit rate for agreements in which it is a lessor. Lease expense and lease income are recognized on a straight-line basis over the lease term for operating leases.

The Registrants have lease agreements with lease and non-lease components and have elected the practical expedient to combine lease and non-lease components for certain classes of leases, such as office buildings. For classes of leases in which lease and non-lease components are not combined, consideration is allocated between components based on the stand-alone prices. Sublease income is not significant to the Registrants.

The Registrants’ lease agreements do not contain any material residual value guarantees, material restrictions or material covenants. There are no material lease transactions with related parties. Agreements in which the Registrants are lessors do not include provisions for the lessee to purchase the assets. Because risk is minimal, the Registrants do not take any significant actions to manage risk associated with the residual value of their leased assets.

The Registrants’ lease agreements are primarily equipment and real property leases, including land and office facility leases. The Registrants’ lease terms may include options to extend or terminate a lease when it is reasonably certain that those options will be exercised. Operating lease payments exclude approximately $16 million of legally-binding undiscounted minimum lease payments for leases signed but not yet commenced. The Registrants have elected an accounting policy that exempts leases with terms of one year or less from the recognition requirements of ASC 842.

The components of lease cost, included in Operation and maintenance expense on the Registrants’ respective Statements of Consolidated Income, are as follows:

	Year Ended December 31, 2019
	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Operating lease cost	$7	$—	$4
Short-term lease cost	25	23	—
Total lease cost	$32	$23	$4

The components of lease income were as follows:

	Year Ended December 31, 2019
	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Operating lease income	$4	$2	$1
Variable lease income	2	—	—
Total lease income	$6	$2	$1

Supplemental balance sheet information related to leases was as follows:

	December 31, 2019
	CenterPoint Energy	Houston Electric	CERC
	(in millions, except lease term and discount rate)
Assets:
Operating ROU assets (1)	$31	$1	$18
Total leased assets	$31	$1	$18
Liabilities:
Current operating lease liability (2)	$7	$—	$3
Non-current operating lease liability (3)	24	1	15
Total leased liabilities	$31	$1	$18

Weighted-average remaining lease term (in years) - operating leases	6.5	5.2	7.1
Weighted-average discount rate - operating leases	3.57%	3.52%	3.61%

(1)	Reported within Other assets in the Registrants’ respective Consolidated Balance Sheets.

(2)	Reported within Current other liabilities in the Registrants’ respective Consolidated Balance Sheets.

(3)	Reported within Other liabilities in the Registrants’ respective Consolidated Balance Sheets.

As of December 31, 2019, maturities of operating lease liabilities were as follows:

	CenterPoint Energy	Houston Electric	CERC
	(in millions)
2020	$7	$1	$5
2021	7	—	3
2022	5	—	3
2023	5	—	2
2024	2	—	2
2025 and beyond	9	—	6
Total lease payments	35	1	21
Less: Interest	4	—	3
Present value of lease liabilities	$31	$1	$18

The following table sets forth information concerning the Registrants’ obligations under non-cancelable long-term operating leases as of December 31, 2018:

	CenterPoint Energy	Houston Electric	CERC
	(in millions)
2019	$4	$1	$4
2020	4	—	3
2021	4	—	3
2022	4	—	3
2023	3	—	3
2024 and beyond	7	—	7
Total (1)	$26	$1	$23

(1)	The Merger was completed on February 1, 2019. As such, these amounts are exclusive of Vectren’s leases.

As of December 31, 2019, maturities of undiscounted operating lease payments to be received are as follows:

	CenterPoint Energy	Houston Electric	CERC
	(in millions)
2020	$2	$1	$—
2021	2	—	—
2022	2	—	—
2023	2	—	—
2024	2	—	—
2025 and beyond	10	—	—
Total lease payments to be received	$20	$1	$—

Other information related to leases is as follows. See Note 20 for information on ROU assets obtained in exchange for operating lease liabilities:

	Year Ended December 31, 2019
	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Operating cash flows from operating leases included in the measurement of lease liabilities	$7	$1	$4